Financial Instruments - Summary of Detailed Information About Hedges Items (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2022 USD ($)
Borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	$ 2,282,243		$ 2,318,517	$ 74,568
Fair value hedge of borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedged items [line items]
Change in Value Used for Calculating Hedge Ineffectiveness, Hedging Instrument	(323,884)	$ (10,540)	94,145
Hedged item, assets	323,884		(94,145)	10,540
Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item, Asset	87,522		(236,362)	2,848
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Change in Value Used for Calculating Hedge Ineffectiveness, Hedging Instrument	(509,229)	$ (16,571)	(738,600)
Hedged item, assets	509,229		738,600	16,571
Accumulated Gains or Losses in Other Equity, Continuing Hedges	$ 673,005		$ 163,776	$ 21,901